Employee Retirement Plans	12 Months Ended
Sep. 30, 2018
Retirement Benefits [Abstract]
Employee Retirement Plans
Note 7 — Employee Retirement Plans
Defined Benefit Pension and Other Postretirement Plans
In the U.S., we sponsor a defined benefit pension plan for employees hired prior to January 1, 2009, of UGI, UGI Utilities, PNG, CPG and certain of UGI’s other domestic wholly owned subsidiaries (“U.S. Pension Plan”). U.S. Pension Plan benefits are based on years of service, age and employee compensation.
We also provide postretirement health care benefits to certain retirees and postretirement life insurance benefits to certain U.S. active and retired employees. In addition, certain UGI International employees in France, Belgium and the Netherlands are covered by defined benefit pension and postretirement plans. Although the disclosures in the tables below include amounts related to the UGI International plans, such amounts are not material.
The following table provides a reconciliation of the projected benefit obligations (“PBOs”) of the U.S. Pension Plan and the UGI International pension plans, the accumulated benefit obligations (“ABOs”) of our other postretirement benefit plans, plan assets, and the funded status of pension and other postretirement plans as of September 30, 2018 and 2017. ABO is the present value of benefits earned to date with benefits based upon current compensation levels. PBO is ABO increased to reflect estimated future compensation.

	Pension Benefits		Other Postretirement Benefits
	2018	2017	2018	2017
Change in benefit obligations:
Benefit obligations — beginning of year	$697.8	$707.7	$27.0	$30.9
Service cost	11.2	11.9	0.5	1.0
Interest cost	26.3	25.0	0.8	0.8
Actuarial gain	(37.0)	(19.6)	(2.1)	(4.8)
Plan amendments	—	1.2	(5.8)	—
Curtailment	(0.6)	(3.6)	(0.1)	(0.4)
Foreign currency	(1.0)	2.9	—	0.4
Benefits paid	(27.5)	(27.7)	(1.0)	(0.9)
Benefit obligations — end of year	$669.2	$697.8	$19.3	$27.0
Change in plan assets:
Fair value of plan assets — beginning of year	$529.2	$493.7	$14.8	$13.7
Actual gain on plan assets	44.9	47.0	0.9	1.3
Foreign currency	(0.6)	1.6	—	—
Employer contributions	16.2	14.6	0.4	0.6
Benefits paid	(26.4)	(27.7)	(0.8)	(0.8)
Fair value of plan assets — end of year	$563.3	$529.2	$15.3	$14.8
Funded status of the plans — end of year	$(105.9)	$(168.6)	$(4.0)	$(12.2)
Assets (liabilities) recorded in the balance sheet:
Assets in excess of liabilities — included in other noncurrent assets	$—	$—	$6.7	$5.4
Unfunded liabilities — included in other noncurrent liabilities	(105.9)	(168.6)	(10.7)	(17.6)
Net amount recognized	$(105.9)	$(168.6)	$(4.0)	$(12.2)
Amounts recorded in UGI Corporation stockholders’ equity (pre-tax):
Prior service cost (benefit)	$0.6	$0.7	$(1.3)	$(1.5)
Net actuarial loss (gain)	14.0	21.3	(0.4)	(0.6)
Total	$14.6	$22.0	$(1.7)	$(2.1)
Amounts recorded in regulatory assets and liabilities (pre-tax):
Prior service cost (benefit)	$0.7	$1.0	$(1.2)	$(1.6)
Net actuarial loss (gain)	85.7	139.5	(0.1)	1.2
Total	$86.4	$140.5	$(1.3)	$(0.4)

In Fiscal 2019, we estimate that we will amortize approximately $7.5 of net actuarial losses, primarily associated with the U.S. Pension Plan, and $0.2 of net prior service benefits from UGI stockholders’ equity and regulatory assets into retiree benefit cost.
Actuarial assumptions for our U.S. plans are described below. Assumptions for the UGI International plans are based upon market conditions in France, Belgium and the Netherlands. The discount rate assumption was determined by selecting a hypothetical portfolio of high quality corporate bonds appropriate to provide for the projected benefit payments of the plans. The discount rate was then developed as the single rate that equates the market value of the bonds purchased to the discounted value of the plans’ benefit payments. The expected rate of return on assets assumption is based on current and expected asset allocations as well as historical and expected returns on various categories of plan assets (as further described below).

	Pension Plan			Other Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Weighted-average assumptions:
Discount rate – benefit obligations	4.40%	4.00%	3.80%	4.40%	4.00%	3.80%
Discount rate – benefit cost	4.00%	3.80%	4.60%	4.00%	3.80%	4.70%
Expected return on plan assets	7.40%	7.50%	7.55%	5.00%	5.00%	5.00%
Rate of increase in salary levels	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%

The ABOs for the U.S. Pension Plan were $572.8 and $605.2 as of September 30, 2018 and 2017, respectively.
The service cost component of our pension and other postretirement plans, net of amounts capitalized, are reflected in “Operating and administrative expenses” on the Consolidated Statements of Income. The non-service cost component, net of amounts capitalized, are reflected in “Pension and other postretirement plans non-service expense, net” on the Consolidated Statements of Income. Net periodic pension cost and other postretirement benefit cost include the following components:

	Pension Benefits			Other Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Service cost	$11.2	$11.9	$10.1	$0.5	$1.0	$0.7
Interest cost	26.3	25.0	26.8	0.8	0.8	0.9
Expected return on assets	(35.0)	(33.6)	(32.4)	(0.7)	(0.7)	(0.6)
Curtailment gain	(0.2)	(1.4)	(1.2)	—	—	—
Amortization of:
Prior service cost (benefit)	0.3	0.3	0.3	(6.3)	(0.6)	(0.6)
Actuarial loss (gain)	13.4	16.7	10.9	(0.1)	0.3	—
Net benefit cost	16.0	18.9	14.5	(5.8)	0.8	0.4
Change in associated regulatory liabilities	—	—	—	(0.5)	(0.5)	1.0
Net benefit cost after change in regulatory liabilities	$16.0	$18.9	$14.5	$(6.3)	$0.3	$1.4

The U.S. Pension Plan’s assets are held in trust and consist principally of publicly traded, diversified equity and fixed income mutual funds and, to a much lesser extent, UGI Common Stock. It is our general policy to fund amounts for U.S. Pension Plan benefits equal to at least the minimum required contribution set forth in applicable employee benefit laws. From time to time we may, at our discretion, contribute additional amounts. During Fiscal 2018, Fiscal 2017 and Fiscal 2016, we made cash contributions to the U.S. Pension Plan of $15.1, $11.4 and $9.9, respectively. The minimum required contributions in Fiscal 2019 are not expected to be material.
UGI Utilities has established a Voluntary Employees’ Beneficiary Association (“VEBA”) trust to pay retiree health care and life insurance benefits by depositing into the VEBA the annual amount of postretirement benefits costs, if any, determined under GAAP. The difference between such amount and amounts included in UGI Gas’ and Electric Utility’s rates, if any, is deferred for future recovery from, or refund to, ratepayers. Any required contributions to the VEBA during Fiscal 2019 are not expected to be material.
Expected payments for pension and other postretirement welfare benefits are as follows:

	Pension Benefits	Other Postretirement Benefits
Fiscal 2019	$30.6	$1.0
Fiscal 2020	$31.1	$0.9
Fiscal 2021	$33.2	$0.9
Fiscal 2022	$39.0	$0.9
Fiscal 2023	$40.4	$0.9
Fiscal 2024 - 2028	$201.4	$4.7

The assumed domestic health care cost trend rates at September 30 are as follows:

	2018	2017
Health care cost trend rate assumed for next year	6.75%	7.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.0%	5.0%
Fiscal year that the rate reaches the ultimate trend rate	2026	2026

A one percentage point change in the assumed health care cost trend rate would not have a material impact on the Fiscal 2018 other postretirement benefit cost or September 30, 2018, other postretirement benefit ABO.
We also sponsor unfunded and non-qualified supplemental executive defined benefit retirement plans (“Supplemental Defined Benefit Plans”). At September 30, 2018 and 2017, the PBOs of these plans, including obligations for amounts held in grantor trusts, were $48.3 and $50.7, respectively. We recorded pre-tax costs for these plans of $4.3 in Fiscal 2018 (which amount includes a $2.1 settlement charge), $3.1 in Fiscal 2017 and $2.6 in Fiscal 2016. These costs are not included in the tables above. Amounts recorded in UGI’s stockholders’ equity for these plans include pre-tax losses of $4.3 and $11.3 at September 30, 2018 and 2017, respectively, principally representing unrecognized actuarial losses. We expect to amortize approximately $0.5 of such pre-tax actuarial losses into retiree benefit cost in Fiscal 2019. During Fiscal 2018, Fiscal 2017 and Fiscal 2016, the Company made payments with respect to the Supplemental Defined Benefit Plans totaling $0.1, $1.3 and $0.4, respectively. The total fair value of the grantor trust investment assets associated with the Supplemental Defined Benefit Plans, which are included in “Other assets” on the Consolidated Balance Sheets, totaled $34.3 and $31.8 at September 30, 2018 and 2017, respectively.
U.S. Pension Plan and VEBA Assets
The assets of the U.S. Pension Plan and the VEBA are held in trust. The investment policies and asset allocation strategies for the assets in these trusts are determined by an investment committee comprising officers of UGI and UGI Utilities. The overall investment objective of the U.S. Pension Plan and the VEBA is to achieve the best long-term rates of return within prudent and reasonable levels of risk. To achieve the stated objective, investments are made principally in publicly traded, diversified equity and fixed income index mutual funds and UGI Common Stock. Assets associated with the UGI International plans are excluded from the disclosures in the tables below as such assets are not material.
The targets, target ranges and actual allocations for the U.S. Pension Plan and VEBA trust assets at September 30 are as follows:
U.S. Pension Plan

	Actual		Target Asset Allocation	Permitted Range
	2018	2017
Equity investments:
Domestic	58.2%	55.2%	52.5%	40.0% – 65.0%
International	11.8%	12.4%	12.5%	7.5% – 17.5%
Total	70.0%	67.6%	65.0%	60.0% – 70.0%
Fixed income funds & cash equivalents	30.0%	32.4%	35.0%	30.0% – 40.0%
Total	100.0%	100.0%	100.0%

VEBA

	Actual		Target Asset Allocation	Permitted Range
	2018	2017
Domestic equity investments	65.6%	63.1%	65.0%	60.0% – 70.0%
Fixed income funds & cash equivalents	34.4%	36.9%	35.0%	30.0% – 40.0%
Total	100.0%	100.0%	100.0%

Domestic equity investments include investments in large-cap mutual funds indexed to the S&P 500 and mid- and small-cap index mutual funds. Investments in international equity mutual funds seek to track performance of companies primarily in developed markets. The fixed income investments comprise investments designed to match the performance and duration of the Barclays U.S. Aggregate Index. According to statute, the aggregate holdings of all qualifying employer securities may not exceed 10% of the fair value of trust assets at the time of purchase. UGI Common Stock represented 8.5% and 7.7% of U.S. Pension Plan assets at September 30, 2018 and 2017, respectively.
The fair values of U.S. Pension Plan and VEBA trust assets are derived from quoted market prices as substantially all of these instruments have active markets. Cash equivalents are valued at the fund’s unit net asset value as reported by the trustee. The fair values of the U.S. Pension Plan and VEBA trust assets by asset class and level within the fair value hierarchy, as described in Note 2, as of September 30, 2018 and 2017 are as follows:

	U.S. Pension Plan
	Level 1	Level 2	Level 3	Other(a)	Total
September 30, 2018:
Domestic equity investments:
S&P 500 Index equity mutual funds	$188.4	$—	$—	$—	$188.4
Small and midcap equity mutual funds	75.7	—	—	—	75.7
UGI Corporation Common Stock	45.2	—	—	—	45.2
Total domestic equity investments	309.3	—	—	—	309.3
International index equity mutual funds	62.9	—	—	—	62.9
Fixed income investments:
Bond index mutual funds	154.3	—	—	—	154.3
Cash equivalents	—	—	—	5.2	5.2
Total fixed income investments	154.3	—	—	5.2	159.5
Total	$526.5	$—	$—	$5.2	$531.7
September 30, 2017:
Domestic equity investments:
S&P 500 Index equity mutual funds	$171.6	$—	$—	$—	$171.6
Small and midcap equity mutual funds	65.2	—	—	—	65.2
UGI Corporation Common Stock	38.1	—	—	—	38.1
Total domestic equity investments	274.9	—	—	—	274.9
International index equity mutual funds	61.6	—	—	—	61.6
Fixed income investments:
Bond index mutual funds	156.2	—	—	—	156.2
Cash equivalents	—	—	—	5.3	5.3
Total fixed income investments	156.2	—	—	5.3	161.5
Total	$492.7	$—	$—	$5.3	$498.0

	VEBA
	Level 1	Level 2	Level 3	Other (a)	Total
September 30, 2018:
S&P 500 Index equity mutual fund	$10.1	$—	$—	$—	$10.1
Bond index mutual fund	4.9	—	—	—	4.9
Cash equivalents	—	—	—	0.3	0.3
Total	$15.0	$—	$—	$0.3	$15.3

September 30, 2017:
S&P 500 Index equity mutual fund	$9.3	$—	$—	$—	$9.3
Bond index mutual fund	5.1	—	—	—	5.1
Cash equivalents	—	—	—	0.4	0.4
Total	$14.4	$—	$—	$0.4	$14.8

(a)	Assets measured at net asset value (“NAV”) and therefore excluded from the fair value hierarchy.

The expected long-term rates of return on U.S. Pension Plan and VEBA trust assets have been developed using a best estimate of expected returns, volatilities and correlations for each asset class. The estimates are based on historical capital market performance data and future expectations provided by independent consultants. Future expectations are determined by using simulations that provide a wide range of scenarios of future market performance. The market conditions in these simulations consider the long-term relationships between equities and fixed income as well as current market conditions at the start of the simulation. The expected rate begins with a risk-free rate of return with other factors being added such as inflation, duration, credit spreads and equity risk premiums. The rates of return derived from this process are applied to our target asset allocation to develop a reasonable return assumption.
Defined Contribution Plans
We sponsor 401(k) savings plans for eligible employees of UGI and certain of UGI’s domestic subsidiaries. Generally, participants in these plans may contribute a portion of their compensation on either a before-tax basis, or on both a before-tax and after-tax basis. These plans also provide for employer matching contributions at various rates. The cost of benefits under the savings plans totaled $17.1 in Fiscal 2018, $15.1 in Fiscal 2017 and $14.3 in Fiscal 2016. The Company also sponsors certain nonqualified supplemental defined contribution executive retirement plans. These plans generally provide supplemental benefits to certain executives that would otherwise be provided under retirement plans but are prohibited due to limitations imposed by the Internal Revenue Code. The Company makes payments to self-directed grantor trusts with respect to these supplemental defined contribution plans. Such payments during Fiscal 2018, Fiscal 2017 and Fiscal 2016 were not material. At September 30, 2018 and 2017, the total fair values of these grantor trust investment assets, which amounts are included in “Other assets” on the Consolidated Balance Sheets, were $6.5 and $3.6, respectively.